Summary of Significant Accounting Policies: Intangible Asset - Pharmaceutical Formulas (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Indefinite Lived Intangible Asset Intellectual Property Renewal	5 years	5 years
Goodwill, Impairment Loss		$ 1,668,486
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
Defensive Drug Formulas | US ($)
Finite-Lived Intangible Asset, Useful Life		8 years
Defensive Drug Formulas | Other Intangible Assets | US ($)
Other Finite-Lived Intangible Assets, Gross		10,000,000
Other Indefinite-lived Intangible Assets		10,331,414
Defensive Drug Formulas | Other Intangible Assets | CNY
Other Finite-Lived Intangible Assets, Gross		$ 63,855,371